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Gina M. Butch
Paralegal
(860) 723-2274
Fax: (860) 723-2215
butchg@ing-afs.com

November 19, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company (formerly Aetna Life Insurance and Annuity Company) and its Variable Annuity Account C
Prospectus Title: Opportunity Plus - Multiple Option Variable Annuity Contracts
File Nos.: 33-75962* and 811-2513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus Supplement contained in Post-Effective Amendment No. 32 to the Registration Statement on Form N-4 ("Amendment No. 32") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 32 which was declared effective on November 15, 2002. The text of Amendment No. 32 was filed electronically on November 15, 2002.

If you have any questions regarding this submission, please call the undersigned at 860-723-2274.

Sincerely,

/s/ Gina M. Butch

Gina M. Butch

* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement: 33-75978.

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation